Deposits (Tables)	9 Months Ended
Jul. 31, 2026
Deposits [Abstract]
Summary of Deposit Liabilities
Deposits
(millions of Canadian dollars) As at
July 31 October 31
By Type By Country 2026 2025
Demand Notice Term 1 Canada United States International Total Total
Personal $ 28,004 $ 482,682 $ 134,487 $ 359,306 $ 285,867 $ – $ 645,173 $ 650,396
Banks 9,917 422 25,726 21,568 13,620 877 36,065 27,233
Business and government

157,838 204,232 217,416 421,657 156,929 900 579,486 589,475
195,759 687,336 377,629 802,531 456,416 1,777 1,260,724 1,267,104
Trading – – 43,486 28,725 7,144 7,617 43,486 37,882
Designated at fair value through
profit or loss 3 – – 212,671 46,451 93,795 72,425 212,671 197,336
Total $ 195,759 $ 687,336 $ 633,786 $ 877,707 $ 557,355 $ 81,819 $ 1,516,881 $ 1,502,322
Non-interest-bearing deposits
included above 4
Canada $ 62,467 $ 60,796
United States 74,350 73,364
International 43 1
Interest-bearing deposits
included above 4
Canada 815,240 834,275
United States
5
483,005 468,328
International 81,776 65,558
Total 2,6 $ 1,516,881 $ 1,502,322
1 Includes $ 107.4

billion (October 31, 2025 – $
104.3

billion) of senior debt which is subject to the bank recapitalization “bail-in” regime. This regime provides certain statutory powers to the
Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares in the event that the Bank becomes non-viable.
2 Includes $ 62.4

billion relating to covered bondholders (October 31, 2025 – $
70.6

billion).

Financial liabilities designated at FVTPL on the Interim Consolidated Balance Sheet also include $
351

million (October 31, 2025 – $
299

million) of loan commitments, financial guarantees
and other liabilities designated at FVTPL.

The geographical splits of the deposits are based on the point of origin of the deposits.

Includes $
11.2

billion (October 31, 2025 – $
7.2

billion) of U.S. federal funds deposited and $
13.3

billion (October 31, 2025 – $
1.1

billion) of deposits and advances with the FHLB.

Includes deposits of $
802.8

billion (October 31, 2025 – $
807.7

billion) denominated in U.S. dollars and $
126.3

billion (October 31, 2025 – $
111.1

billion) denominated in other foreign
currencies.